Debt (Details Textual)			1 Months Ended					3 Months Ended			12 Months Ended
	Apr. 03, 2014 USD ($) $ / shares	Aug. 01, 2013 USD ($)	Feb. 20, 2015 USD ($) shares	Dec. 22, 2014 USD ($)	Apr. 03, 2014 USD ($) $ / shares	Aug. 01, 2013 USD ($)	Sep. 29, 2011 USD ($) $ / shares	Mar. 31, 2015 USD ($) $ / shares		Mar. 31, 2014 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) $ / shares		Dec. 31, 2013 USD ($)
Debt Instrument [Line Items]
Proceeds from Issuance of Long-term Debt, Total														$ 19,000,000		$ 13,000,000
Debt Instrument, Description														In addition, prior to making distributions, IM Brands is required to prepay the outstanding amount of the IM Term Loan from excess cash flow for each fiscal year commencing with the year ending December 31, 2015 in arrears in an amount equal to twenty percent (20%) of the excess cash flow for such period.
Gains (Losses) on Extinguishment of Debt								$ (611,000)		$ 0				$ 0		(1,351,000)
Interest Expense, Debt								312,000		144,000				834,000		882,000
Gain on Reduction of Contingent Obligations														600,000
Restructure Of Seller Note														0		337,000
Long-term Debt, Total								48,425,000						51,064,000		24,726,000
Repayments of Long-term Debt, Total								$ 1,000,000		0				$ 250,000		13,500,000
IM Term Loan [Member]
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate		4.44%				4.44%
Proceeds from Issuance of Long-term Debt, Total		$ 13,000,000				$ 13,000,000
Debt Instrument, Description								IM Brands is required to prepay the outstanding amount of the IM Term Loan from excess cash flow for each fiscal year commencing with the year ending December 31, 2015 in arrears in an amount equal to (i) fifty percent (50%) of the excess cash flow for such fiscal year, until such time as principal payments to BHI under the IM Term Loan and the JR Term Loan equals $1,000,000 in the aggregate, then twenty percent (20%) of the excess cash flow for such fiscal year.
Debt Instrument, Maturity Date, Description								five year term loan						five year term loan
Initial Outstanding Value of Long-term Debt or Borrowing								$ 5,770,000
Other Notes Payable, Noncurrent								4,692,000						$ 5,366,000		5,045,000
Maximum Capital Expenditures of Guarantor and its Subsidiaries														$ 1,300,000
Minimum Fixed Charge Ratio, Start Range														1.20
Minimum Fixed Charge Ratio, End Range														1.00
Minimum Liquidity Covenants														$ 4,500,000
Minimum Net Worth Required for Compliance														40,000,000
Minimum Earnings Before Interest Taxes Depreciation And Amortization														5,500,000
Interest Expense, Long-term Debt								312,000		144,000				576,000		241,000
Long-term Debt, Total								$ 12,500,000						$ 12,750,000
IM Term Loan [Member] | Scenario, Forecast [Member]
Debt Instrument [Line Items]
Maximum Capital Expenditures of Guarantor and its Subsidiaries												$ 500,000	$ 500,000
Minimum Earnings Before Interest Taxes Depreciation And Amortization											$ 17,000,000	15,500,000	7,500,000
JR Term Loan [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Long-term Debt, Total	$ 9,000,000				$ 9,000,000
Debt Instrument, Description								JR Licensing shall prepay the outstanding amount of the JR Term Loan from excess cash flow (the JR Cash Flow Recapture) for each fiscal year commencing with the year ending December 31, 2015 in arrears in an amount equal to fifty percent (50%) of such JR Cash Flow Recapture.						JR Licensing shall prepay the outstanding amount of the JR Term Loan from excess cash flow (the JR Cash Flow Recapture) for each fiscal year commencing with the year ending December 31, 2015 in arrears in an amount equal to fifty percent (50%) of such JR Cash Flow Recapture.
Debt Instrument, Maturity Date, Description								five year term loan						five year term loan
Other Notes Payable, Noncurrent								$ 2,683,000	[1]					$ 4,398,000	[1]	0
Maximum Capital Expenditures of Guarantor and its Subsidiaries														$ 1,300,000
Minimum Fixed Charge Ratio, Start Range														1.20
Minimum Fixed Charge Ratio, End Range														1.00
Minimum Liquidity Covenants														$ 4,500,000
Minimum Net Worth Required for Compliance														40,000,000
Minimum Earnings Before Interest Taxes Depreciation And Amortization														5,500,000
Interest Expense, Long-term Debt														$ 249,000
Debt Instrument, Description of Variable Rate Basis								LIBOR plus 3.5% or Prime plus 0.50%						LIBOR plus 3.5% or Prime plus 0.50%
Long-term Debt, Total								$ 9,000,000						$ 9,000,000
JR Term Loan [Member] | Scenario, Forecast [Member]
Debt Instrument [Line Items]
Maximum Capital Expenditures of Guarantor and its Subsidiaries												500,000	500,000
Minimum Earnings Before Interest Taxes Depreciation And Amortization											17,000,000	15,500,000	7,500,000
H Term Loan [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Long-term Debt, Total				$ 10,000,000
Debt Instrument, Description								For any fiscal year commencing with the fiscal year ending December 31, 2015, H Licensing is required to prepay the outstanding amount of the H Term Loan from excess cash flow for the prior fiscal year in an amount equal to twenty percent (20%) of such excess cash flow. Excess cash flow is defined as, for any fiscal period						For any fiscal year commencing with the fiscal year ending December 31, 2015, H Licensing is required to prepay the outstanding amount of the H Term Loan from excess cash flow for the prior fiscal year in an amount equal to twenty percent (20%) of such excess cash flow. Excess cash flow is defined as, for any fiscal period
Debt Instrument, Maturity Date, Description								five year term loan						five year term loan
Maximum Capital Expenditures of Guarantor and its Subsidiaries														$ 1,300,000
Minimum Fixed Charge Ratio, Start Range														1.20
Minimum Fixed Charge Ratio, End Range														1.00
Minimum Liquidity Covenants														$ 4,500,000
Minimum Net Worth Required for Compliance														40,000,000
Minimum Earnings Before Interest Taxes Depreciation And Amortization														5,500,000
Interest Expense, Long-term Debt														9,000
Secured Debt														$ 10,000,000
Debt Instrument, Description of Variable Rate Basis								LIBOR plus 3.50% or Prime rate plus 0.50%						LIBOR plus 3.50% or Prime rate plus .50%
Long-term Debt, Total								$ 10,000,000						$ 10,000,000
H Term Loan [Member] | Scenario, Forecast [Member]
Debt Instrument [Line Items]
Maximum Capital Expenditures of Guarantor and its Subsidiaries												500,000	500,000
Minimum Earnings Before Interest Taxes Depreciation And Amortization											17,000,000	15,500,000	7,500,000
Ripka Seller Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	7.33%				7.33%
Gains (Losses) on Extinguishment of Debt								611,000
Debt Instrument, Face Amount	$ 6,000,000				$ 6,000,000
Debt Instrument, Unamortized Discount	$ 1,835,000				$ 1,835,000
Imputed Annual Interest Rate	7.33%				7.33%
Initial Outstanding Value of Long-term Debt or Borrowing	$ 4,165,000				$ 4,165,000
Other Notes Payable, Noncurrent								2,683,000						4,398,000
Interest Expense, Debt								79,000						233,000
Floor Price Per Share for Conversion of Debt | $ / shares	$ 7.00				$ 7.00
Repayments of Long-term Debt, Total			$ 3,000,000
Debt Conversion, Converted Instrument, Shares Issued | shares			266,667
Debt Conversion, Original Debt, Amount								2,400,000
Debt Instrument, Periodic Payment			$ 75,000
Prepayment Of Long Term Debt Fair Value								$ 1,790,000
IM Brands [Member]
Debt Instrument [Line Items]
Minimum Earnings Before Interest Taxes Depreciation And Amortization														6,000,000
IM Brands [Member] | Scenario, Forecast [Member]
Debt Instrument [Line Items]
Minimum Earnings Before Interest Taxes Depreciation And Amortization											12,500,000	11,000,000	9,000,000
JR Licensing [Member]
Debt Instrument [Line Items]
Minimum Earnings Before Interest Taxes Depreciation And Amortization														3,000,000
JR Licensing [Member] | Scenario, Forecast [Member]
Debt Instrument [Line Items]
Minimum Earnings Before Interest Taxes Depreciation And Amortization												5,000,000	4,000,000
H Licensing [Member] | Scenario, Forecast [Member]
Debt Instrument [Line Items]
Royalty Revenue, Total												6,000,000
Minimum Earnings Before Interest Taxes Depreciation And Amortization											$ 5,000,000	$ 4,500,000	$ 500,000
Ms. Ripka Seller Note One [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Long-term Debt, Total			2,400,000
Ms. Ripka Seller Note Two [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Long-term Debt, Total			$ 600,000
IM Ready Made LLC [Member]
Debt Instrument [Line Items]
Repayment Of Contingent Obligation										315,000				315,000
IM Ready Made LLC [Member] | QVC Earn-Out [Member]
Debt Instrument [Line Items]
Earn Out Payments														$ 2,760,000
Earn-Out Obligation [Member]
Debt Instrument [Line Items]
Exercise Price of Common Stock | $ / shares								$ 4.50						$ 4.50
Royalty Earn Out Value								$ 7,500,000						$ 7,500,000
Gain on Reduction of Contingent Obligations														3,000,000		300,000
Long-term Debt, Total								3,000,000						3,000,000		3,600,000
QVC Inc [Member]
Debt Instrument [Line Items]
Business Acquisitions, Net Royalty Income								2,760,000						2,500,000
Royalty Revenue, Total								2,500,000						2,500,000
Ripka Earn-Out [Member]
Debt Instrument [Line Items]
Royalty Earn Out Value								5,000,000						5,000,000
Earn Out Payments								9,550,000						9,600,000		$ 6,700,000
Royalty Revenue, Total								1,000,000						1,000,000
Long-term Debt, Total								$ 3,780,000						$ 3,800,000
Floor Price Per Share for Conversion of Debt | $ / shares	$ 7.00				$ 7.00			$ 7.00						$ 7.00
IM Seller Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount							$ 7,377,000
Stated Interest Rate on Note Payable							0.25%									0.25%
Subordinated Borrowing, Interest Rate							9.25%									6.44%
Debt Instrument, Unamortized Discount							$ 1,740,000
Unamortization of Debt Discount (Premium)								$ 76,000		79,000				$ 321,000		$ 576,000
Imputed Annual Interest Rate							9.00%
Initial Outstanding Value of Long-term Debt or Borrowing							$ 5,637,000
Initial Prepaid Interest							$ 123,000
Other Notes Payable, Noncurrent								4,692,000		5,366,000				5,366,000		5,045,000
Exercise Price of Common Stock | $ / shares							$ 4.50
Interest Expense, Debt								$ 81,000		$ 83,000				$ 342,000		617,000
Restructure Of Seller Note																$ 337,000

[1]	$5.77 million of the current portion of long-term debt consists of contingent obligation related to IM Brands, described below, which is payable in common stock or cash, at the Company’s option. The current portion of long-term debt also includes the $2.24 million fair value of the Ripka Seller Notes, which was redeemed on April 21, 2015 for shares of our common stock (See Note 10, Subsequent Events).